Federal Home Loan Bank Advances	12 Months Ended
Dec. 31, 2013
Federal Home Loan Bank Advances

Note 8. Federal Home Loan Bank Advances

Pursuant to collateral agreements with the FHLB, advances are collateralized by all of the Bank’s FHLB stock ($2,633,300 included in other assets at December 31, 2013) and qualifying first mortgages and other loans. As of December 31, 2013, the balance in qualifying first mortgages and other loans was $145,282,544. At December 31, 2013 and 2012, advances from the FHLB, along with their rate and maturity date, consist of the following:

Advance Amount at		Interest Rate	Final Maturity
December 31,
2013	2012
—	10,000,000	3.66	June 17, 2013
—	15,000,000	3.07	June 24, 2013
—	10,000,000	3.24	July 16, 2013
—	10,000,000	3.66	July 16, 2013
10,000,000	—	0.16	January 21, 2014
3,500,000	3,500,000	4.67	December 16, 2014
20,000,000	20,000,000	2.53	January 09, 2018

$33,500,000	$68,500,000

The scheduled payments for the next five years are as follows:

Year Due	Payment
2014	13,500,000
2015	—
2016	—
2017	—
2018	20,000,000
Thereafter	—

$33,500,000